SUBSEQUENT EVENTS (Details Textual) - Scenario, Forecast [Member] $ in Millions	1 Months Ended
Sep. 30, 2015 USD ($)
Increase Decrease In Contingent Consideration And Royalty Agreement Fair Value	$ 56.0
Contingent Consideration And Royalty Agreement Classified as Long-term Debt Fair Value	$ 146.6